Summary of significant accounting policies - Additional Information (Details)			6 Months Ended
	Dec. 17, 2021 USD ($) item	Dec. 17, 2021 CNY (¥) item	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Summary Of Significant Accounting Policies
Restricted cash | $			$ 0				$ 422,832
Depreciation | $			0
Proceeds from third party loan	$ 6,663,200	¥ 44,629,608
Number of third parties | item	2	2
Interest rate per annum	6.00%	6.00%
Repayments of debt			3,083,307	¥ 20,651,758
Outstanding debt			$ 3,579,893			¥ 23,977,850	$ 7,002,385
Term of debt			1 year	1 year	12 months
Warranty period					12 months
Value added tax description			The Company is subject to VAT for selling merchandise. The applicable VAT rate is 11% or 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The applicable VAT rate of 17% and 11% decreased to 16% and 10% starting from May 2018, and further decreased to 13% and 9% from April 1, 2019.	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 11% or 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The applicable VAT rate of 17% and 11% decreased to 16% and 10% starting from May 2018, and further decreased to 13% and 9% from April 1, 2019.
Warrant [Member]
Summary Of Significant Accounting Policies
Warrants outstanding			6,558,175			6,558,175
Number of warrants included in diluted income per share			16,225	16,225
Number of warrants not included in the diluted loss per share as they would be anti-dilutive					0
Warrant [Member] | Split-adjusted
Summary Of Significant Accounting Policies
Warrants outstanding							27,322
Shangchi Automobile
Summary Of Significant Accounting Policies
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			30.00%			30.00%